Share-Based Payments - Own SAP Plan (Details) - EUR (€) € / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Share-Based Payments
Weighted average share price	€ 234.93	€ 197.14
Own
Share-Based Payments
Matching contribution to employee investment		100.00%	40.00%
Number of shares purchased	3.8	4.9		6.5
Weighted average share price	€ 242.71	€ 196.9
Own | Non-executives
Share-Based Payments
Subsidy to purchase SAP shares	€ 20